Stock Incentive Plans - Stock-Based Compensation Expense and ESPP (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 28, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 447	$ 484	$ 400
Shares issued employee stock purchase plan (in shares)	2,000,000
Average purchase price of shares purchased (in dollars per share)	$ 78.55
Restricted Stock Units and Performance Share Units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 369	404	329
Compensation not yet recognized, other than options	$ 619
Compensation not yet recognized, period for recognition	2 years 1 month 6 days
Vested in period, fair value	$ 328	406	229
Employee Stock Options and Stock Appreciation Rights
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 78	$ 80	$ 71
Compensation not yet recognized, period for recognition	1 year 10 months 24 days
Compensation not yet recognized, options	$ 41
Expected to vest (in shares)	7,000,000
Employee Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares authorized (in shares)	60,000,000
Number of shares available for grant (in shares)	29,000,000
Purchase price of common stock percent	90.00%
Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period	4 years
Stock Appreciation Rights (SARs)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period	3 years
Expiration period	10 years
Minimum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period	3 years
Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period	5 years
CVS Health 2017 Incentive Compensation Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares authorized (in shares)	58,000,000
Number of shares available for grant (in shares)	21,000,000
Aetna Inc 2010 Stock Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares available for grant (in shares)				32,000,000
Capital shares reserved for future issuance (in shares)				22,000,000